SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund

June 30, 2022 (Unaudited)
Shares		Value
Common Stocks — 97.81%
China — 91.80%
29,158	Alibaba Group Holding Ltd.*	$415,950
10,500	Anhui Conch Cement Co. Ltd., Class H	45,569
6,750	Baidu, Inc., Class A*	127,867
64,500	Beijing Dabeinong Technology Group Co. Ltd., Class A*	75,363
55,500	BOC Hong Kong Holdings Ltd.	220,389
58,000	China Lesso Group Holdings Ltd.	87,794
35,000	China Longyuan Power Group Corp. Ltd., Class H	67,829
17,000	China Mengniu Dairy Co. Ltd.	85,224
2,000	China Resources Beer Holdings Co. Ltd.	14,946
22,000	China Resources Land Ltd.	103,164
118,000	China State Construction International Holdings Ltd.	130,585
35,600	China Yangtze Power Co. Ltd., Class A	123,034
171,079	CSPC Pharmaceutical Group Ltd.	170,998
1,430	Foshan Haitian Flavouring & Food Co. Ltd., Class A	19,355
43,000	Haier Smart Home Co. Ltd., Class H	160,044
14,400	Hygeia Healthcare Holdings Co. Ltd.(a)	96,026
19,000	InnoCare Pharma Ltd.*,(a)	32,631
8,950	JD.com, Inc., Class A	288,396
11,000	Jiumaojiu International Holdings Ltd.(a)	29,299
7,070	Kanzhun Ltd., ADR*	185,800
8,500	KE Holdings, Inc., ADR*	152,575
200	Kweichow Moutai Co. Ltd., Class A	61,170
9,000	Li Ning Co. Ltd.	83,800
8,680	LONGi Green Energy Technology Co. Ltd., Class A	86,815
22,000	Longshine Technology Group Co. Ltd., Class A	83,007
20,300	Luxshare Precision Industry Co. Ltd., Class A	102,664
6,100	Meituan, Class B*,(a)	152,221
39,600	NARI Technology Co. Ltd., Class A	160,239
8,100	NetEase, Inc.	152,600
215,700	Postal Savings Bank of China Co. Ltd., Class A	174,011
10,242	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	38,098
3,100	Shanghai International Airport Co. Ltd., Class A*	26,320
25,100	Shanghai Liangxin Electrical Co. Ltd., Class A*	62,117
2,900	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	135,982
4,100	Shenzhou International Group Holdings Ltd.	50,043
17,800	Sinoseal Holding Co. Ltd., Class A	93,949
2,700	Sunny Optical Technology Group Co. Ltd.	44,271
10,500	Tencent Holdings Ltd.	475,284
2,000	Wuxi Biologics Cayman, Inc.*,(a)	18,531
48,777	Zijin Mining Group Co. Ltd., Class H	59,356
3,600	ZTO Express Cayman, Inc., ADR	98,820
		4,792,136
Hong Kong — 6.01%
12,200	AIA Group Ltd.	133,304

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
12,000	CK Hutchison Holdings Ltd.	$81,408
2,000	Hong Kong Exchanges & Clearing Ltd.	98,913
		313,625
Total Common Stocks		5,105,761
(Cost $4,864,060)
Total Investments		$5,105,761
(Cost $4,864,060) — 97.81%
Other assets in excess of liabilities — 2.19%		114,319
NET ASSETS — 100.00%		$5,220,080

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations used are defined below:
ADR - American Depositary Receipt
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Consumer Discretionary	22.60%
Communication Services	18.04%
Industrials	14.20%
Financials	12.00%
Health Care	9.43%
Information Technology	6.07%
Consumer Staples	4.90%
Real Estate	4.90%
Utilities	3.66%
Materials	2.01%
Other*	2.19%
100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.